UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21758
CLIPPER FUNDS TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2024
Date of reporting period:
December 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS
Clipper FundSM
CFIMX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual  shareholder report contains important information about the Clipper Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at clipperfund.com/resources/regulatory-documents or by contacting Investor Services at 1-800-432-2504.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clipper Fund	$77	0.70%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 19.49%, versus a 25.02% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+37%), and
    Financials (+31%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-28% vs +37%) and underweight
  (average weighting 7% vs 31%)
    Intel (-60%) - largest individual detractor
    Samsung Electronics (-39%)
  Health Care - underperformed the Index sector (-4% vs +3%) and overweight (average weighting 13% vs 12%)
    Humana (-32%), CVS Health (-25%), and Cigna Group (-6%)
    Humana and CVS Health - new purchases during the period
  Consumer Discretionary - underperformed the Index sector (+17% vs +30%)
    MGM Resorts (-22%)
  Individual holdings
    AGCO (-20%), ConocoPhillips (-10%), and Teck Resources (-3%)
    ConocoPhillips - new purchase during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+54% vs +40%) and overweight (average weighting 17% vs 9%)
    Meta Platforms (+66%) - largest individual contributor
    Alphabet (+36%)
  Financials - outperformed the Index sector (+33% vs +31%) and significantly overweight (average weighting 43% vs 13%)
    Berkshire Hathaway (+25%), Capital One Financial (+38%), Wells Fargo (+46%), Bank of New York Mellon (+52%), Markel (+22%), DBS Group Holdings (+47%), and JPMorgan Chase (+44%)
    JPMorgan Chase - no longer a Fund holding
  No exposure in Real Estate
  Individual holding
    Amazon.com (+44%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 500 Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Clipper Fund	19.49%	10.57%	10.45%
S&P 500 Index	25.02%	14.51%	13.09%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-432-2504 or visit the Fund’s website at www.clipperfund.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in billions)	$1.1
Total number of portfolio holdings as of 12/31/24	34
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$6.3
Top Sectors as of 12/31/24 Net Assets
Financials	36.98%
Communication Services	16.77%
Health Care	16.39%
Consumer Discretionary	11.86%
Information Technology	6.01%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at clipperfund.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-432-2504.

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of the code of ethics. Such request can be made by calling 520-806-7600 or to the Secretary of the Registrant, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Trustees has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2024 and December 31, 2023 were $60,648 and $58,026, respectively.

(b) Audit-Related Fees The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal years ended December 31, 2024 and December 31, 2023 were $0 and $0, respectively.

(c) Tax Fees The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the fiscal years ended December 31, 2024 and December 31, 2023 were $11,599 and $11,263, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers, and a review of the fund income and capital gain distributions.

(d) All Other Fees The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the Fund for the fiscal years ended December 31, 2024 and December 31, 2023 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Fund’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Fund’s Audit Committee has adopted a policy whereby audit and non-audit services performed by the Fund’s independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2) No services included in (b) – (d) of this Item 4 were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The Fund’s independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2024 and December 31, 2023.  The Fund has not paid any fees for non-audit services not previously disclosed in Item 4 (b) – (d).

(h) The Registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

(i) Not Applicable.

(j) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Clipper Fund
December 31, 2024
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)

CLIPPER FUNDSM

CLIPPER FUNDSM
Schedule of Investments
December 31, 2024

	Shares	Value (Note 1)
COMMON STOCK – (97.04%)
COMMUNICATION SERVICES – (16.77%)
Media & Entertainment – (16.77%)
Alphabet Inc., Class A	420,543	$79,608,790
ASAC II L.P. *(a)(b)(c)	407,313	388,699
Meta Platforms, Inc., Class A	192,701	112,828,362
Total Communication Services		192,825,851
CONSUMER DISCRETIONARY – (11.86%)
Consumer Discretionary Distribution & Retail – (6.57%)
Amazon.com, Inc. *	249,823	54,808,668
Naspers Ltd. - N (South Africa)	93,460	20,667,902
		75,476,570
Consumer Services – (5.29%)
MGM Resorts International *	1,425,810	49,404,317
Trip.com Group Ltd., ADR (China) *	166,040	11,400,306
		60,804,623
Total Consumer Discretionary		136,281,193
CONSUMER STAPLES – (0.98%)
Food, Beverage & Tobacco – (0.98%)
Tyson Foods, Inc., Class A	196,120	11,265,133
Total Consumer Staples		11,265,133
ENERGY – (3.13%)
ConocoPhillips	103,890	10,302,771
Tourmaline Oil Corp. (Canada)	553,770	25,626,478
Total Energy		35,929,249
FINANCIALS – (36.98%)
Banks – (10.47%)
Danske Bank A/S (Denmark)	668,121	18,904,357
DBS Group Holdings Ltd. (Singapore)	524,380	16,787,532
U.S. Bancorp	1,135,750	54,322,923
Wells Fargo & Co.	432,262	30,362,083
		120,376,895
Financial Services – (18.36%)
Capital Markets – (1.06%)
Bank of New York Mellon Corp.	157,533	12,103,260
Consumer Finance – (8.12%)
Capital One Financial Corp.	523,553	93,359,971
Financial Services – (9.18%)
Berkshire Hathaway Inc., Class A *	155	105,542,600
		211,005,831
Insurance – (8.15%)
Life & Health Insurance – (1.71%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,326,500	19,723,475
Property & Casualty Insurance – (6.44%)
Markel Group Inc. *	42,857	73,981,039
		93,704,514
Total Financials		425,087,240
HEALTH CARE – (16.39%)
Health Care Equipment & Services – (12.80%)
Cigna Group	116,950	32,294,573
CVS Health Corp.	781,360	35,075,250
Humana Inc.	156,590	39,728,449
Quest Diagnostics Inc.	136,120	20,535,063
Solventum Corp. *	295,500	19,520,730
		147,154,065
Pharmaceuticals, Biotechnology & Life Sciences – (3.59%)
Viatris Inc.	3,314,190	41,261,666
Total Health Care		188,415,731
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.00%)
Capital Goods – (2.12%)
AGCO Corp.	116,310	$10,872,659
Owens Corning	79,350	13,514,892
		24,387,551
Transportation – (0.88%)
DiDi Global Inc., Class A, ADS (China) *	2,199,482	10,051,633
Total Industrials		34,439,184
INFORMATION TECHNOLOGY – (6.01%)
Semiconductors & Semiconductor Equipment – (4.59%)
Applied Materials, Inc.	298,205	48,497,079
Intel Corp.	216,510	4,341,026
		52,838,105
Technology Hardware & Equipment – (1.42%)
Samsung Electronics Co., Ltd. (South Korea)	450,750	16,289,033
Total Information Technology		69,127,138
MATERIALS – (1.92%)
Teck Resources Ltd., Class B (Canada)	544,250	22,058,452
Total Materials		22,058,452
TOTAL COMMON STOCK – (Identified cost $651,063,452)		1,115,429,171

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.89%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (d)	$10,493,000	$10,493,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (e)	22,727,000	22,727,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $33,220,000)		33,220,000
Total Investments – (99.93%) – (Identified cost $684,283,452)		1,148,649,171
Other Assets Less Liabilities – (0.07%)		847,058
Net Assets – (100.00%)		$1,149,496,229

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 12/31/24, repurchase value of $10,495,594 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 5.50%, 02/15/42-09/20/52, total fair value $10,702,860).
(e)
Dated 12/31/24, repurchase value of $22,732,619 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/25/25-08/20/74, total fair value $23,181,540).

See Notes to Financial Statements

CLIPPER FUNDSM
Statement of Assets and Liabilities
At December 31, 2024

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$1,148,649,171
Cash	585,610
Receivables:
Capital stock sold	120,522
Dividends and interest	1,032,633
Investment securities sold	998,472
Prepaid expenses	29,211
Total assets	1,151,415,619

LIABILITIES:
Payables:
Capital stock redeemed	1,065,220
Accrued investment advisory fees	588,829
Accrued transfer agent fees	109,234
Other accrued expenses	156,107
Total liabilities	1,919,390

NET ASSETS	$1,149,496,229

SHARES OUTSTANDING	8,441,254

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$136.18

NET ASSETS CONSIST OF:
Paid-in capital	$664,118,349

Distributable earnings	485,377,880
Net Assets	$1,149,496,229

*Including:
Cost of investments	$684,283,452
See Notes to Financial Statements

CLIPPER FUNDSM
Statement of Operations
For the year ended December 31, 2024

INVESTMENT INCOME:
Income:
Dividends*		$17,945,555
Interest		747,625
Foreign withholding tax refunds		131,702
Total income		18,824,882

Expenses:
Investment advisory fees (Note 3)	$6,327,528
Custodian fees	220,045
Transfer agent fees	882,932
Audit fees	60,648
Legal fees	41,744
Reports to shareholders	38,995
Trustees' fees and expenses	238,659
Professional services fees	47,608
Registration and filing fees	39,277
ReFlow liquidity program fees (Note 7)	39,347
Miscellaneous	68,077
Total expenses		8,004,860
Net investment income		10,820,022

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		147,986,768
In-kind redemptions (Note 7)		22,400,450
Foreign currency transactions		(10,022)
Net realized gain		170,377,196
Net increase in unrealized appreciation		20,467,994
Net realized and unrealized gain on investments and foreign currency transactions		190,845,190
Net increase in net assets resulting from operations		$201,665,212

*Net of foreign taxes withheld of		$636,905
See Notes to Financial Statements

CLIPPER FUNDSM
Statements of Changes in Net Assets

	Year ended December 31,
	2024	2023

OPERATIONS:
Net investment income	$10,820,022	$10,172,230
Net realized gain from investments, in-kind redemptions, and foreign currency transactions	170,377,196	63,152,154
Net increase in unrealized appreciation on investments and foreign currency transactions	20,467,994	191,848,616
Net increase in net assets resulting from operations	201,665,212	265,173,000

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(144,327,348)	(63,561,433)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4, 7)	25,390,376	(14,850,221)

Total increase in net assets	82,728,240	186,761,346

NET ASSETS:
Beginning of year	1,066,767,989	880,006,643
End of year	$1,149,496,229	$1,066,767,989
See Notes to Financial Statements

CLIPPER FUNDSM
Notes to Financial Statements
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Clipper Funds Trust, a Delaware statutory trust (“Trust”), on behalf of Clipper Fund (“Fund”), a series of the Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term capital growth and capital preservation. Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase) that are trading at prices below the Adviser’s estimate of their intrinsic values. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation - The Fund’s Board of Trustees has designated the Adviser as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$192,437,152	$–	$388,699	$192,825,851
Consumer Discretionary	136,281,193	–	–	136,281,193
Consumer Staples	11,265,133	–	–	11,265,133
Energy	35,929,249	–	–	35,929,249
Financials	425,087,240	–	–	425,087,240
Health Care	188,415,731	–	–	188,415,731
Industrials	34,439,184	–	–	34,439,184
Information Technology	69,127,138	–	–	69,127,138
Materials	22,058,452	–	–	22,058,452
Short-Term Investments	–	33,220,000	–	33,220,000
Total Investments	$1,115,040,472	$33,220,000	$388,699	$1,148,649,171
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at December 31, 2024 was $(39,998). The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at December 31, 2024
Investments in Securities:
Common Stock	$428,697	$–	$–	$(39,998)	$–	$–	$–	$388,699
Total Level 3	$428,697	$–	$–	$(39,998)	$–	$–	$–	$388,699
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at December 31, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$388,699	Income Approach / Discounted Cash Flow	Annualized Yield	5.188%	Decrease
Total Level 3	$388,699
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Repurchase Agreements - (Continued)
exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended December 31, 2024, there were no forward currency contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.
Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2021.
At December 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$690,329,049

Unrealized appreciation	527,542,828
Unrealized depreciation	(69,222,706)
Net unrealized appreciation	$458,320,122
Federal Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be included under dividends and interest on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - (Continued)
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statement of Operations. The Fund may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statement of Operations as professional services fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, Trustee deferred compensation, corporate actions, in-kind redemptions, equalization, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by these reclassifications.
During the year ended December 31, 2024, amounts have been reclassified to reflect increases (decreases) as follows:

Distributable earnings	$(28,093,421)

Paid-in capital	28,093,421
The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2024	$11,770,994	$132,556,354	$144,327,348
2023	13,789,821	49,771,612	63,561,433
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$146,074

Undistributed long-term capital gain	27,429,831

Net unrealized appreciation on investments and foreign currency transactions	458,304,805

Other temporary differences	(502,830)
Total	$485,377,880
Indemnification - Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Use of Estimates in Financial Statements - (Continued)
amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Trustees Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Trustee’s account is based upon years of service and fees paid to each Trustee during the years of service. The amount paid to the Trustee by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.
Operating Segments - In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Fund acts as the CODM. Since its commencement, the Fund operates as a single segment. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information, in the form of the Fund’s portfolio composition, total return, expense ratio, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind redemptions and short-term investments) during the year ended December 31, 2024 were $229,528,212 and $329,986,286, respectively.
The proceeds from in-kind redemptions of investment securities during the year ended December 31, 2024 was $25,156,900.
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Trustees) hold positions as executive officers with the Adviser or its affiliates.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets greater than $10 billion. Advisory fees paid during the year ended December 31, 2024 approximated 0.55% of average net assets.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the year ended December 31, 2024 amounted to $73,405. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian.

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 4 - CAPITAL STOCK
At December 31, 2024, there were unlimited shares of capital stock (no par value) authorized. Sold and redeemed amounts include activity in connection with the ReFlow Liquidity Program (See Note 7 of the Notes to Financial Statements). Transactions in capital stock were as follows:

	Year ended December 31, 2024
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	295,660	916,440	(1,024,617)	187,483
Value:	$42,204,649	$128,682,794	$(145,497,067)	$25,390,376

	Year ended December 31, 2023
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	109,453	509,458	(755,344)	(136,433)
Value:	$12,865,981	$60,886,866	$(88,603,068)	$(14,850,221)
NOTE 5 - SECURITIES LOANED
The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2024, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $388,699 or 0.03% of the Fund’s net assets as of December 31, 2024. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of December 31, 2024

ASAC II L.P.	10/10/13	407,313	$1.0000	$0.9543
NOTE 7 - REFLOW LIQUIDITY PROGRAM
The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days), or at other times at ReFlow’s or the Adviser's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event the Fund uses the ReFlow service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14%, although the Fund may submit a bid at a higher rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in-kind in accordance with the Fund’s policy on purchases and redemptions in-kind. The Board of Trustees has approved the Fund’s participation in the ReFlow program.

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 7 - REFLOW LIQUIDITY PROGRAM – (CONTINUED)
ReFlow activity during the year ended December 31, 2024 was as follows:

Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
194,257	$28,005,080	191,610	$27,450,558	$22,400,450
NOTE 8 - SUBSEQUENT EVENT
Effective following the close of the market on May 9, 2025, the Fund will undergo a 10-for-1 share split. The effect of the share split will be to multiply the number of outstanding shares of the Fund by the split factor, with a corresponding decrease in the net asset value per share. The share split will not change the net assets of the Fund or the value of a shareholder's investment.

CLIPPER FUNDSM
Financial Highlights
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$129.25	$104.89	$136.38	$131.69	$122.75

Income (Loss) from Investment Operations:
Net Investment Income[a]	1.34	1.24	1.10	0.49	0.52
Net Realized and Unrealized Gains (Losses)	23.88	31.00	(26.64)	23.01	11.65
Total from Investment Operations	25.22	32.24	(25.54)	23.50	12.17

Dividends and Distributions:
Dividends from Net Investment Income	(1.41)	(1.28)	(1.25)	(0.49)	(0.98)
Distributions from Realized Gains	(16.88)	(6.60)	(4.70)	(18.32)	(2.25)
Total Dividends and Distributions	(18.29)	(7.88)	(5.95)	(18.81)	(3.23)

Net Asset Value, End of Period	$136.18	$129.25	$104.89	$136.38	$131.69

Total Return[b]	19.49%	31.48%	(18.75)%	17.78%	9.96%

Ratios/Supplemental Data:
Net Assets, End of Period (in millions)	$1,149	$1,067	$880	$1,189	$1,093
Ratio of Expenses to Average Net Assets:
Gross	0.70%	0.71%	0.71%	0.71%	0.71%
Net[c]	0.70%	0.71%	0.71%	0.71%	0.71%
Ratio of Net Investment Income to Average
Net Assets	0.94%	1.05%	0.95%	0.33%	0.45%
Portfolio Turnover Rate[d]	20%	8%	9%	25%	10%

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less or securities delivered from in-kind redemptions are excluded from the calculation.

See Notes to Financial Statements

CLIPPER FUNDSM
Report of Independent Registered Public Accounting Firm
The Shareholders and Board of Trustees
Clipper Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Clipper Fund (a series of Clipper Funds Trust) (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
KPMG LLP
We have served as the Fund’s auditor since 2006.
Columbus, Ohio
February 19, 2025

CLIPPER FUND
Federal Income Tax Information (Unaudited)
In early 2025, shareholders received information regarding all dividends and distributions paid to them by the Fund during the calendar year 2024. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2024 with their 2024 Form 1099-DIV.
The information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.
During the calendar year 2024, the Fund paid long-term capital gain distributions in the amount of $132,556,354. The Fund utilized equalization accounting for tax purposes, whereby a portion of redemption payments were treated as distributions of long-term capital gain. As a result, the Fund designated long-term capital gain distributions in the amount of $138,281,132.
During the calendar year 2024, $11,770,994 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $11,604,566 or 99% as income qualifying for the corporate dividends-received deduction.
For the calendar year 2024, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $11,770,994 or 100% as qualified dividend income.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
A special meeting of shareholders was held on November 29, 2024. The number of votes necessary to conduct the meeting and approve the proposal was obtained. The results of the votes of shareholders are listed below.
PROPOSAL
1. To elect members to the Board of Trustees.
Number of Shares
Francisco Borges
For	4,276,274
Withheld	128,388
Andrew Davis
For	4,355,148
Withheld	49,514
Christopher Davis
For	4,340,714
Withheld	63,948
John S. Gates, Jr.
For	4,314,670
Withheld	89,993
Thomas S. Gayner
For	4,172,587
Withheld	232,075
Samuel H. Iapalucci
For	4,324,797
Withheld	79,865
Katherine MacWilliams
For	4,334,860
Withheld	69,803
Richard O'Brien
For	4,289,246
Withheld	115,416
Lara N. Vaughan
For	4,347,909
Withheld	56,753

ITEM 10.  REMUNERATION PAID TO TRUSTEES, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statement of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this Form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUNDS TRUST

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 19, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	February 19, 2025